Compensation Plans - Schedule of Activity in RSUs (Details) - $ / shares shares in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Restricted Stock Units with Future Service Required
Shares
Nonvested balance, beginning of period (shares)	32	2	68
Grants (shares)	0	10	0
Distributions of underlying shares (shares)	0	0	0
Forfeited (shares)	(2)	0	0
Fulfillment of vesting requirement (shares)	(28)	(2)	(36)
Nonvested balance, end of period (shares)	2	10	32
Weighted- Average Grant Date Fair Value
Nonvested balance, beginning of period (USD per share)	$ 26.90	$ 26.90	$ 26.90
Grants (USD per share)	0	18.83	0
Distribution of underlying shares (USD per share)	0	0	0
Forfeited (USD per share)	26.90	0	0
Fulfillment of vesting requirement (USD per share)	26.90	26.90	26.90
Nonvested balance, end of period (USD per share)	$ 26.90	$ 18.83	$ 26.90
Restricted Stock Units with No Future Service Required
Shares
Vested balance, beginning of period (shares)	10,313	10,309	10,348
Grants (shares)	161	1,308	104
Distributions of underlying shares (shares)	(192)	(166)	(175)
Forfeited (shares)	(1)	0	0
Fulfillment of vesting requirement (shares)	(28)	(4,216)	(36)
Vested balance, end of period (shares)	10,309	15,667	10,313
Weighted- Average Grant Date Fair Value
Balance, beginning of period (USD per share)	$ 26.57	$ 26.48	$ 26.61
Grants (USD per share)	20.24	18.15	21.55
Distribution of underlying shares (USD per share)	26.39	25.91	26.46
Forfeited (USD per share)	22.16	0	0
Fulfillment of vesting requirement (USD per share)	26.90	9.99	26.90
Balance, end of period, weighted average grant date fair value (USD per share)	$ 26.48	$ 21.35	$ 26.57
Senior Executive Compensation Plan | Restricted Stock Units (RSUs)
Shares
Nonvested balance, beginning of period (shares)	5,655	9,468	3,434
Grants (shares)	3,813	1,237	2,221
Forfeited (shares)	0	0	0
Fulfillment of vesting requirement (shares)		(4,214)
Nonvested balance, end of period (shares)	9,468	6,491	5,655
Weighted- Average Grant Date Fair Value
Nonvested balance, beginning of period (USD per share)	$ 13.37	$ 18.52	$ 9.68
Grants (USD per share)	26.16	13.63	19.06
Forfeited (USD per share)	0	0	0
Fulfillment of vesting requirement (USD per share)		9.98
Nonvested balance, end of period (USD per share)	$ 18.52	$ 23.13	$ 13.37
Senior Executive Compensation Plan | Restricted Stock Units with No Future Service Required
Shares
Fulfillment of vesting requirement (shares)		(4,214)